Leases - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Leases [Abstract]
Operating lease right-of-use assets	$ 30,452,000
Minimum lease liabilities	30,731,000
Lease liabilities, recorded within other current liabilities	5,144,000
Lease liabilities, recorded within other liabilities	$ 25,587,000	$ 21,492,000
Weighted average minimum lease term	3 years 4 months
Weighted average discount rate	4.04%